Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Effect of the change	$ (99,331)	$ (61,324)	$ (340,543)	$ (206,944)	$ (129,237)
Cash accounts are insured	250,000		250,000
Cash was not covered by insurance			110,883	254,335
Accounts receivable	1,153,633		1,390,202	1,748,179
Employees may defer			$ 23,000	22,500	$ 20,500
Percentage of participants deferral			100.00%
Percentage of employees vested			100.00%
Notes payable	50,000		$ 1,150,000
Cash equivalents
Bank balance
Allowance for credit loss
Accounts receivable	$ 1,153,633		$ 1,390,202
Lease term	12 months
Employees benefit plan value	$ 23,500	$ 23,000
Percentage of matching for participants	100.00%
Employee compensation, percentage	4.00%
Percentage of vested in the employer matching	100.00%